Pension and Other Postretirement Benefits, Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax [Abstract]
Net loss (gain)	$ 71
Prior service credit	(1)
Total amount expected to be amortized	70
Pension Plans [Member]
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax [Abstract]
Net loss (gain)	200	$ 179	$ (132)
Prior service (cost) credit	(4)	15	0
Amortization of net (loss) gain	(61)	(52)	(68)
Amortization of prior service (cost) credit	(1)	0	(1)
Total recognized in other comprehensive income (loss)	134	142	(201)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	244	239	(62)
Net loss (gain)	74
Prior service credit	0
Total amount expected to be amortized	74
Postretirement Benefit Plans [Member]
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax [Abstract]
Net loss (gain)	(17)	(4)	(7)
Prior service (cost) credit	0	(2)	0
Amortization of net (loss) gain	2	2	0
Amortization of prior service (cost) credit	1	2	2
Total recognized in other comprehensive income (loss)	(14)	(2)	(5)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(14)	$ (2)	$ (2)
Net loss (gain)	(3)
Prior service credit	(1)
Total amount expected to be amortized	$ (4)